Subsequent Events - Additional Information (Detail) (USD $)	12 Months Ended	1 Months Ended
	Oct. 31, 2012 Senior notes [Member]	Jul. 16, 2013 Subsequent Event [Member] SevenPointEightSevenFivePercentSeniorNotesDueTwoThousandFifteen [Member]	Jul. 16, 2013 Subsequent Event [Member] Ten Percentage Senior Notes Due Two Thousand And Twenty [Member]	Aug. 15, 2013 Subsequent Event [Member] Extinguished Debt [Member] Senior notes [Member]
Subsequent Event [Line Items]
Debt instrument, aggregate principal amount		$ 280,000,000	$ 225,000,000
Debt instrument, interest rate stated percentage	6.875%	7.875%	10.00%	6.875%
Debt instrument, maturity year		2018	2020	2015
Debt instrument, maturity date	Apr. 15, 2015			Apr. 15, 2015